Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 99.2%	Par	Value
Alabama - 6.2%
Black Belt Energy Gas District
3.50% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	$34,225,000	$33,312,545
4.00%, 10/01/2052 (a)	14,500,000	14,639,848
5.25%, 05/01/2055 (a)	4,100,000	4,520,517
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)	5,500,000	6,092,583
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034 (a)	2,500,000	2,533,726
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,562,159
		63,661,378

Arizona - 3.3%
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (a)	7,000,000	7,093,986
Maricopa County Arizona Industrial Development Authority, 3.72% (SIFMA Municipal Swap Index + 0.57%), 01/01/2035	5,090,000	5,089,638
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,815,376
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,335,150
		33,334,150

Arkansas - 0.6%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,976,925
2.13%, 06/01/2042	2,750,000	1,987,133
2.13%, 06/01/2043	2,825,000	2,000,318
		5,964,376

California - 4.0%
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,565,838
3.60% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,692,443
California Earthquake Authority, 5.60%, 07/01/2027	15,275,000	15,506,568
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,651,143
4.00%, 05/15/2042	7,950,000	7,873,690
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	3,000,000	3,021,253
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,691,222
		41,002,157

Colorado - 1.2%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	3,255,000	3,326,546
Colorado Health Facilities Authority, 5.00%, 12/01/2035	7,715,000	7,743,681
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,019,893
		12,090,120

District of Columbia - 0.3%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,736,646

Florida - 7.0%
Florida Development Finance Corp., 5.00%, 07/01/2044	17,500,000	18,445,731
Florida State, 3.00%, 06/01/2035	5,005,000	4,890,338
JEA Electric System Revenue, 5.58%, 10/01/2027	5,690,000	5,785,119
Lee Florida Airport Revenue, 5.00%, 10/01/2035	5,555,000	6,174,191
Miami-Dade County Florida Expressway Authority
6.01% (1 mo. Term SOFR + 1.05%), 07/01/2026	2,715,000	2,722,068
6.01% (1 mo. Term SOFR + 1.05%), 07/01/2029	5,260,000	5,290,023
6.01% (1 mo. Term SOFR + 1.05%), 07/01/2032	8,260,000	8,322,204
5.00%, 07/01/2040	4,000,000	4,014,013
Miami-Dade Florida Aviation Revenue
5.00%, 10/01/2024	10,000,000	10,000,000
5.00%, 10/01/2031	3,500,000	3,837,622
Tampa Florida
4.62%, 09/01/2039 (b)	1,100,000	589,638
4.71%, 09/01/2041 (b)	1,280,000	616,065
3.76%, 09/01/2045 (b)	1,850,000	719,395
		71,406,407

Georgia - 5.3%
Bartow County Georgia Development Authority, 3.95%, 12/01/2032 (a)	6,295,000	6,541,421
Clayton County Development Authority, 5.00%, 07/01/2032	13,255,000	13,257,328
Main Street Natural Gas, Inc.
4.94% (SOFR + 1.70%), 12/01/2053	28,500,000	29,404,678
5.00%, 12/01/2054 (a)	5,000,000	5,486,249
		54,689,676

Illinois - 8.7%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	3,200,000	3,607,584
5.25%, 04/01/2037	3,700,000	4,155,021
5.25%, 04/01/2039	2,250,000	2,497,934
5.25%, 04/01/2040	5,250,000	5,796,881
5.50%, 04/01/2042	1,000,000	1,112,476
Chicago Illinois Park District, 5.00%, 01/01/2044	9,000,000	9,515,450
Chicago Illinois Waterworks Revenue, 5.00%, 11/01/2044	4,095,000	4,109,871
Chicago O'Hare International Airport, 5.00%, 01/01/2034	7,675,000	7,704,144
Du Page Illinois, 3.00%, 05/15/2047	7,680,000	6,197,961
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,221,442
Illinois Development Finance Authority, 3.52%, 07/15/2025 (b)	9,330,000	9,108,634
Illinois State
5.00%, 11/01/2024	3,470,000	3,474,610
5.00%, 12/01/2025	4,050,000	4,147,651
3.25%, 11/01/2026	4,910,000	4,920,825
5.25%, 02/01/2033	4,325,000	4,348,060
4.00%, 10/01/2033	1,700,000	1,750,042
6.73%, 04/01/2035	5,923,077	6,361,694
Metropolitan Pier & Exposition Authority, 5.51%, 12/15/2037 (b)	15,365,000	9,368,501
		89,398,781

Iowa - 0.7%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,363,124
1.88%, 06/01/2040	3,575,000	2,478,563
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	939,242
		6,780,929

Kentucky - 1.6%
Kentucky Public Energy Authority
4.00%, 12/01/2049 (a)	1,585,000	1,590,847
4.86% (1 mo. LIBOR US Fallback + 1.30%), 12/01/2049 (c)	4,100,000	4,113,343
5.00%, 01/01/2055 (a)	10,000,000	10,942,338
		16,646,528

Louisiana - 1.1%
Louisiana Public Facilities Authority, 5.00%, 06/01/2045 (a)	9,000,000	9,092,558
Terrebonne Parish Louisiana, 3.18%, 04/01/2036 (b)	3,045,000	1,992,345
		11,084,903

Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	924,637
1.75%, 02/15/2039	1,270,000	893,055
		1,817,692

Maryland - 0.7%
Maryland Community Development Administration, 2.41%, 07/01/2043	5,000,000	3,656,518
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,977,102
		6,633,620

Massachusetts - 1.9%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,842,281
4.00%, 10/01/2038	6,000,000	6,352,853
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,850,000	2,845,093
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,415,416
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,795,006
2.13%, 10/15/2039	4,455,000	3,537,255
		19,787,904

Missouri - 1.4%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,532,843
2.00%, 03/01/2041	2,235,000	1,573,791
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,785,198	3,727,159
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	6,112,621
		13,946,414

Nebraska - 2.6%
Central Plains Energy Project
5.00%, 05/01/2053 (a)	7,670,000	8,185,807
5.42% (SOFR + 2.18%), 05/01/2053	10,000,000	10,419,543
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,963,991
Sarpy Nebraska, 1.75%, 06/01/2036	2,710,000	2,155,715
		26,725,056

Nevada - 1.1%
Clark County Nevada, 2.10%, 06/01/2031	4,960,000	4,425,398
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,174,413
2.00%, 06/01/2039	1,585,000	1,178,862
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,025,861
5.00%, 06/15/2028	2,280,000	2,336,407
		11,140,941

New Jersey - 2.8%
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	11,000,000	11,266,075
4.29%, 12/15/2037 (b)	5,050,000	3,168,244
4.85%, 12/15/2039 (b)	16,355,000	9,373,858
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,000,000	5,195,345
		29,003,522

New Mexico - 1.3%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,798,521

New York - 10.1%
Metropolitan Transportation Authority
5.25%, 11/15/2031	11,540,000	11,812,749
5.00%, 11/15/2032	5,050,000	5,057,605
Mount Vernon City School District, 3.00%, 08/15/2031	4,005,000	3,895,530
New York City New York, 5.00%, 08/01/2038	5,500,000	5,671,013
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,172,243
5.00%, 11/15/2029	5,000,000	5,103,406
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	11,316,654
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,800,312
4.65%, 10/01/2043	6,380,000	6,579,155
New York State Transportation Development Corp., 5.00%, 07/01/2041	11,775,000	11,775,011
Port Authority of New York & New Jersey
5.00%, 09/01/2028	2,630,000	2,633,431
4.00%, 09/01/2043	2,970,000	2,936,568
Suffolk County Water Authority, 3.25%, 06/01/2042	19,000,000	17,561,350
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,280,806
5.00%, 06/01/2031	1,070,000	1,112,135
		103,707,968

North Carolina - 1.6%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,933,129
1.75%, 09/01/2038	6,250,000	4,820,851
Raleigh North Carolina, 3.00%, 04/01/2028	7,120,000	7,119,908
		16,873,888

Ohio - 5.3%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,310,000	5,485,369
4.00%, 02/15/2038	5,940,000	6,091,099
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,441,695
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,325,792
Columbus Ohio Sewerage Revenue, 3.30%, 06/01/2031	12,695,000	12,650,856
Lancaster Ohio Port Authority, 5.00%, 08/01/2049 (a)	13,565,000	13,640,267
Warren County, 5.00%, 05/15/2044	2,000,000	2,150,077
		54,785,155

Oregon - 0.3%
Seaside School District No 10, 5.43%, 06/15/2040 (b)	6,825,000	3,448,673

Pennsylvania - 1.5%
Delaware Valley Regional Finance Authority, 3.55% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,972,260
Lehigh Pennsylvania, 4.25% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,435,000	9,371,797
Philadelphia Pennsylvania Authority for Industrial Development, 5.00%, 04/01/2032	3,000,000	3,024,790
		15,368,847

Puerto Rico - 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.73%, 07/01/2031 (b)	16,249,000	12,556,788

Rhode Island - 2.3%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,523,515

South Carolina - 1.3%
Fort Mill School District No 4, 3.00%, 03/01/2029	6,500,000	6,507,490
South Carolina Public Service Authority, 5.00%, 12/01/2038	5,890,000	6,692,134
		13,199,624

Tennessee - 1.8%
Knox Tennesee, 3.05%, 06/01/2035	4,905,000	4,787,170
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,660,045
Rutherford Tennessee, 3.00%, 04/01/2036	5,355,000	5,158,734
Tennergy Corp., 5.00%, 10/01/2054 (a)	6,500,000	7,011,824
		18,617,773

Texas - 12.5%
Austin Texas, 7.88%, 09/01/2026	2,275,000	2,300,852
Del Valle Independent School District
2.00%, 06/15/2038	10,135,000	7,903,887
2.00%, 06/15/2039	3,085,000	2,344,591
Denton Texas, 3.00%, 07/15/2026	7,330,000	7,329,472
Fort Worth Texas
2.00%, 03/01/2039	6,475,000	4,772,888
5.25%, 03/01/2043	15,000,000	15,014,102
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,265,074
2.00%, 02/15/2040	1,745,000	1,257,574
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	3,001,456
Lewisville Independent School District, 3.00%, 08/15/2028	8,635,000	8,654,033
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	18,012,639
North Texas Tollway Authority, 5.00%, 01/01/2035	1,350,000	1,354,936
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,146,492
Texas Municipal Gas Acquisition and Supply Corp. II
3.70% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	5,315,000	5,275,484
4.12% (3 mo. Term SOFR + 0.86%), 09/15/2027	15,735,000	15,744,674
4.35% (3 mo. Term SOFR + 1.05%), 09/15/2027	10,020,000	10,061,023
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,550,235
3.00%, 09/01/2038	3,985,000	3,611,854
3.00%, 09/01/2040	3,780,000	3,322,851
Texas State, 5.50%, 08/01/2028	5,620,000	5,878,271
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	4,409,939
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,200,363
2.00%, 02/15/2039	1,500,000	1,146,553
		128,559,243

Utah - 1.8%
Utah Housing Corp.
3.00%, 01/21/2052	5,210,052	4,612,141
4.50%, 06/21/2052	8,783,369	8,698,819
5.00%, 10/21/2052	4,601,130	4,641,126
		17,952,086

Vermont - 0.9%
Vermont Student Assistance Corp., 6.33% (30 day avg SOFR US + 1.00%), 06/02/2042	9,213,425	9,180,655

Virginia - 1.5%
Fairfax Virginia, 3.00%, 10/01/2026	7,440,000	7,440,138
Henrico County Virginia Economic Development Authority, 7.24%, 08/23/2027 (a)	1,150,000	1,150,000
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,432,220
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,276,918
1.88%, 02/01/2040	1,385,000	1,016,472
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	1,230,000	1,241,966
		15,557,714

West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,149,991

Wisconsin - 4.7%
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028	5,140,000	5,144,594
Public Finance Authority
4.00%, 08/01/2059	22,035,000	22,026,129
4.00%, 08/01/2059	14,466,000	14,461,050
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	6,000,000	6,225,129
		47,856,902
TOTAL MUNICIPAL BONDS (Cost $990,717,082)		1,016,988,543

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class Z, 4.78% (d)	15,235,851	15,235,851
TOTAL SHORT-TERM INVESTMENTS (Cost $15,235,851)		15,235,851

TOTAL INVESTMENTS - 100.7% (Cost $1,005,952,933)		1,032,224,394
Liabilities in Excess of Other Assets - (0.7)%		(7,218,020)
TOTAL NET ASSETS - 100.0%		$1,025,006,374

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Municipal Bonds	$–	$1,016,988,543	$–
Money Market Funds	15,235,851	–	–
Total Investments	$15,235,851	$1,016,988,543	$–